Income tax and social contribuition (Tables)	12 Months Ended
Dec. 31, 2022
Income tax and social contribution [Abstract]
Reconciliation of the deferred income tax and social contribution	Reconciliation of the deferred income tax and social contribution

	Tax losses	Tax credit	Technological innovation (i)	Other temporary differences assets(ii)	Other temporary differences liability (iii)	Total

Deferred tax
On December 31, 2020	68,839	4,897	(277,971)	182,818	(1,027,883)	(1,049,300)
Included in the statement of income	(2,524)	(5,084)	(157,885)	170,895	(207,344)	(201,942)
Other	4,468	—	8,617	(93)	(32,748)	(19,756)
On December 31, 2021	70,783	(187)	(427,239)	353,620	(1,267,975)	(1,270,998)
Included in the statement of income	(3,205)	(2,061)	(175,297)	190,982	(204,238)	(193,819)
On December 31, 2022	67,578	(2,248)	(602,536)	544,602	(1,472,213)	(1,464,817)
Deferred tax asset						99,411
Deferred tax liability						(1,564,228)

(i)     Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount intangible assets.
(ii)     The main other assets temporary difference refers to expected credit losses (Note 8) and taxes and contributions (Note 17).
(iii)    The main other liability temporary difference refers to gain on the ownership of FIDC quotas, that will be realized only in the redemption of such quotas.

Reconciliation of the income tax and social contribution expense	The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020

Profit for the year before taxes	1,759,316	1,488,027	1,774,691
Statutory rate	34%	34%	34%
Expected income tax and social contribution	(598,167)	(505,929)	(603,395)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts	(3,806)	704	(7,175)
R&D and technological innovation benefit - Law 11,196/05 (i)	255,354	187,207	134,247
Taxation of income abroad (ii)	114,229	(800)	504
Unrecorded deferred taxes	(17,570)	(1,100)	(6,017)
Other additions (exclusions)	(4,589)	(1,826)	(555)
Income tax and social contribution expense	(254,549)	(321,744)	(482,391)
Effective rate	14%	22%	27%
Income tax and social contribution – current	(60,718)	(119,801)	(62,840)
Income tax and social contribution – deferred	(193,830)	(201,942)	(419,551)

(i)    Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on specific intangible assets, see note 13.
(ii)    Some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions, which differs from the Brazilian tax rate of 34% applied for the purpose of this note.